Consolidated Statements of Changes in Equity - USD ($)		Issued capital	Share based payments reserve	Foreign currency translation reserves	Re-measurement reserves	Accumulated losses	Total
Balance at Dec. 31, 2022		$ 30,907,405	$ 771,138	$ (1,632,532)	$ (96,953)	$ (17,815,290)	$ 12,133,768
Net loss						(4,565,754)	(4,565,754)
Other comprehensive income (loss) for the year				(332,597)	6,267		(326,330)
Translation adjustment due to change in presentation currency	[1]			(89,099)			(89,099)
Total comprehensive loss for the year				(421,696)	6,267	(4,565,754)	(4,981,183)
Share-based payments (note 24)			623,230				623,230
Forfeiture of options			(12,927)				(12,927)
Expiry of options		148,007	(148,007)
Cancellation of shares		(20,291)					(20,291)
Balance at Dec. 31, 2023		31,035,121	1,233,434	(2,054,228)	(90,686)	(22,381,044)	7,742,597
Net loss						(8,010,358)	(8,010,358)
Other comprehensive income (loss) for the year				(108,302)	17,860		(90,442)
Total comprehensive loss for the year				(108,302)	17,860	(8,010,358)	(8,100,800)
Share-based payments (note 24)			623,883				623,883
Contributions of equity, net of transaction costs (note 21)		3,775,653					3,775,653
Forfeiture of options			(13,488)				(13,488)
Expiry of options		26,432	(26,432)
Balance at Dec. 31, 2024		34,837,206	1,817,397	(2,162,530)	(72,826)	(30,391,402)	4,027,845
Net loss						(23,724,950)	(23,724,950)
Other comprehensive income (loss) for the year				880,409	(2,258)		878,151
Total comprehensive loss for the year				880,409	(2,258)	(23,724,950)	(22,846,799)
Share-based payments (note 24)			5,867,008				5,867,008
Contributions of equity, net of transaction costs (note 21)		21,681,476					21,681,476
Shares issued under service agreement (note 21)		100,000					100,000
Exercise of options		831,968	(831,968)
Vesting of restricted share units (RSU)		2,568,377	(2,568,377)
Forfeiture of options			(6,032)				(6,032)
Expiry of options		126,073	(126,073)
Balance at Dec. 31, 2025		$ 60,145,100	$ 4,151,955	$ (1,282,121)	$ (75,084)	$ (54,116,352)	$ 8,823,498

[1]	Refer to Note 2 regarding change in presentation currency.